Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets	At December 31, 2023 and 2022, prepayment and other current assets consisted of the following:-
	As of December 31,
	2023	2022
Prepayment	$1,247,942	$418,642
Advance to suppliers	2,349,615	3,731
Deposits	1,107,788	123,012
Other receivables	1,326,729	792,034
	$6,032,074	$1,337,419